Submission	Apr. 23, 2025
Submission [Line Items]
Central Index Key	0001060391
Registrant Name	REPUBLIC SERVICES, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES